FOREIGN EXCHANGE - Foreign Exchange Forward Contracts (Details) $ in Thousands	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $
Currency Swap Contract At Exchange Rate Of $1.3076 CDN To $1.00 USD
Disclosure of detailed information about financial instruments [line items]
Notional Amount ($000s USD)	$ 32,500,000	$ 42,497
Foreign Exchange Rate	1.3076	1.3076
Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Notional Amount ($000s USD)	$ 30,000,000	$ 39,240
Foreign Exchange Rate	1.3080	1.3080